Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost:
Balance	$ 10,412,202	$ 7,958,669	$ 6,855,964
Balance	11,976,203	10,412,202	7,958,669
Additions	1,513,570	2,380,196	1,597,303
Foreign Exchange	50,431
Translation adjustment		73,337	(494,598)
Accumulated Amortization:
Balance	3,942,698	2,460,121	815,366
Balance	5,427,085	3,942,698	2,460,121
Additions	1,150,257	1,054,199	549,617
Impairment	293,000	111,521	1,508,880
Foreign Exchange	41,130
Translation Adjustment		316,857	(413,742)
Net Book Value:
Balance	6,469,504		5,498,548
Balance	6,549,118	6,469,504
Development Costs [Member]
Cost:
Balance	9,006,249	6,614,652	5,396,776
Balance	10,540,477	9,006,249	6,614,652
Additions	1,513,570	2,380,196	1,597,303
Foreign Exchange	20,658
Translation adjustment		11,401	(379,427)
Accumulated Amortization:
Balance	3,110,806	2,100,274	781,188
Balance	4,283,382	3,110,806	2,100,274
Additions	872,717	716,712	198,485
Impairment	293,000		1,508,880
Foreign Exchange	6,859
Translation Adjustment		293,820	(388,279)
Net Book Value:
Balance	5,895,443		4,514,378
Balance	6,257,095	5,895,443
Uniden License [Member]
Cost:
Balance	114,126	109,098	118,447
Balance	116,543	114,126	109,098
Additions			0
Foreign Exchange	2,417
Translation adjustment		5,028	(9,349)
Accumulated Amortization:
Balance	74,455	51,117	34,178
Balance	97,460	74,455	51,117
Additions	20,365	20,589	15,947
Impairment
Foreign Exchange	2,640
Translation Adjustment		2,749	992
Net Book Value:
Balance	39,671		57,981
Balance	19,083	39,671
E-Wave License [Member]
Cost:
Balance	1,291,827	1,234,919	1,340,741
Balance	1,319,183	1,291,827	1,234,919
Additions			0
Foreign Exchange	27,356
Translation adjustment		56,908	(105,822)
Accumulated Amortization:
Balance	757,437	308,730
Balance	1,046,243	757,437	308,730
Additions	257,175	316,898	335,185
Impairment		111,521
Foreign Exchange	31,631
Translation Adjustment		20,288	(26,455)
Net Book Value:
Balance	534,390		$ 926,189
Balance	$ 272,940	$ 534,390